Income Taxes - Income Taxes Recognized During Period (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 12,040	$ 10,650